INCOME TAX - Deferred tax (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Subtotal	$ 43,260	$ 28,923
Unrecognized deferred tax assets	(43,260)	(28,923)
Fixed assets
INCOME TAX
Subtotal	2
Subtotal		(13)
Capitalized R&D
INCOME TAX
Subtotal	11,050	5,494
Accrued and prepaid expenses
INCOME TAX
Subtotal		669
Subtotal	(101)
ROU Assets
INCOME TAX
Subtotal	5
Subtotal		(73)
Advertising expenses in excess of deduction limit
INCOME TAX
Subtotal	11	14
Allowance against receivables
INCOME TAX
Subtotal	3
State tax
INCOME TAX
Subtotal	(1)	(1)
Stock options
INCOME TAX
Subtotal	883	1,075
NOL
INCOME TAX
Subtotal	$ 31,408	$ 21,758